THE AB POOLING PORTFOLIOS
-AB U.S. Value Portfolio
-AB International Value Portfolio

Supplement dated March 7, 2016 to the Prospectus dated December 31, 2015 of AB Pooling Portfolios (the "Prospectus").
Each of the Portfolios listed above is hereinafter referred to as a "Portfolio," or collectively, as the "Portfolios".
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Effective immediately, the following chart replaces the chart under the heading "Portfolio Managers" in the summary section of the Prospectus for the following Portfolio and reflects those persons responsible for day-to-day management of the Portfolio's portfolio.
AB U.S. Value Portfolio
Employee	Length of Service	Title
Cem Inal	Since March 2016	Senior Vice President of the Adviser
Joseph G. Paul	Since 2009	Senior Vice President of the Adviser

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Effective June 30, 2016, the following chart replaces the chart under the heading "Portfolio Managers" in the summary section of the Prospectus for the following Portfolio and reflects those persons responsible for day-to-day management of the Portfolio's portfolio.
AB International Value Portfolio

Employee	Length of Service	Title
Tawhid Ali	Since June 2016	Senior Vice President of the Adviser
Takeo Aso	Since 2012	Senior Vice President of the Adviser
Avi Lavi	Since 2012	Senior Vice President of the Adviser

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Effective immediately, the following chart replaces certain information under the heading "Management of the Portfolios - Portfolio Managers" in the Prospectus for the following Portfolio.
AB U.S. Value Portfolio
Portfolio and Responsible Group	Employee; Time Period; Title	Principal Occupation During the Past Five (5) Years
AB U.S. Value Portfolio	Cem Inal; since March 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2011.

U.S. Value Senior Investment Management Team	Joseph G. Paul; since 2009; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2011.
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Effective June 30, 2016, the following chart replaces certain information under the heading "Management of the Portfolios - Portfolio Managers" in the Prospectus for the following Portfolio.
AB International Value Portfolio
AB International Value Portfolio	Tawhid Ali; since June 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2011.

International Value Senior Investment Management Team	Takeo Aso; since 2012; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2011.

	Avi Lavi; since 2012; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2011.

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This Supplement should be read in conjunction with the Prospectus for the Portfolios.
You should retain this Supplement with your Prospectus for future reference.
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